Basis of Presentation (Details) - DiamiR Biosciences Corp. [Member]	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2025 USD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	May 31, 2025 USD ($)	May 31, 2024 USD ($)
Basis of Presentation [Line Items]
Business segment unit	1
Net loss	$ (349,842)			$ (743,235)	$ (614,405)
Net cash used in operating activities	$ (64,162)	$ (64,162)	$ (130,045)	(313,440)	(308,914)
Limited Operating [Member]
Basis of Presentation [Line Items]
Net loss				(743,235)	$ (614,405)
Net cash used in operating activities				$ (313,440)